Summary Prospectus – April 30, 2018, as amended September 5, 2018

JNL/Harris Oakmark Global Equity Fund
Class A
Class I
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks.  You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information ("SAI") and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus dated April 30, 2018, as supplemented August 13, 2018, and SAI dated August 13, 2018, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund is to seek capital appreciation.
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
 Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A
Management Fee	0.73%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[3]	1.21%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.73%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.16%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses[3]	0.91%

[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]
Acquired Fund Fees and Expenses are the indirect expenses of investing in other investment companies.  Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Fund Operating Expenses disclosed above.

[3]	Expense information has been restated to reflect current fees.

JNAM will voluntarily waive .03% of management fees on the Fund's assets exceeding $1 billion and up to $3 billion and 0.025% on the Fund's assets exceeding $3 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.
Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period and (3) that the Fund operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/Harris Oakmark Global Equity Fund Class A
1 year	3 years	5 years	10 years
$123	$384	$665	$1,466

JNL/Harris Oakmark Global Equity Fund Class I
1 year	3 years	5 years	10 years
$93	$290	$504	$1,120

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund's performance.
Period
1/1/2017 - 12/31/2017	47%

Principal Investment Strategies.  Under normal market conditions, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of companies located in at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed or emerging markets. The Fund may invest in the securities of large-, mid-, and small-capitalization companies.
The Fund uses a value investment philosophy in selecting equity securities. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the estimate of its intrinsic or true business value as determined by the Fund's investment sub-adviser, Harris Associates L.P. ("Sub-Adviser"). A "true business value," means an estimate of the price a knowledgeable buyer would pay to acquire the entire business. The Fund's Sub-Adviser believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.
The Sub-Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, the Sub-Adviser looks for the following characteristics, although not all of the companies selected will have all of these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) a high level of ownership by management.
In making its investment decisions, the Sub-Adviser uses a "bottom-up" approach focused on individual companies, rather than focusing on specific economic factors or specific industries. To facilitate its selection of investments that meet the criteria described above, the Sub-Adviser uses independent, in-house research to analyze each company. As part of this selection process, the Sub-Adviser's analysts typically visit companies and conduct other research on the companies and their industries.
Once the Sub-Adviser identifies a stock that it believes is selling at a significant discount to the Sub-Adviser's estimate intrinsic value and that the company has one or more of the additional qualities mentioned above, the Sub-Adviser may consider buying that stock for the Fund. The Adviser usually sells a stock when the price approaches it's estimated worth. This means the Sub-Adviser sets specific "buy" and "sell" targets for each stock held by the Fund. The Sub-Adviser also monitors each holding and adjusts these price targets as warranted to reflect changes in a company's fundamentals.
The Sub-Adviser believes that holding a relatively small number of stocks allows its "best ideas" to have a meaningful impact on the Fund's performance. Therefore, the Fund's portfolio typically holds thirty to sixty stocks and a significant percentage of the Fund's total assets may also be invested in a particular region, sector or industry.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund's shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Accounting risk – The Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Fund's investment manager to identify appropriate investment opportunities.

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Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company's financial condition.

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Concentration risk – The Fund may concentrate its investments in certain securities.  To the extent that the Fund focuses on particular countries, regions, industries, sectors, issuers, types of investment or limited number of securities from time to time, the Fund may be subject to greater risks of adverse economic, business or political developments in the area of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

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Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

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Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, Europe includes both developed and emerging markets and investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's intended departure from the EU, commonly known as "Brexit," may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU.

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Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

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Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund's expenses and may limit the Fund's performance.

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Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund's shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

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Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company's value or the factors that are expected to increase the price of the security do not occur.  Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

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Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

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Managed portfolio risk – As an actively managed portfolio, the value of the Fund's investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Sub-Adviser's investment techniques could fail to achieve the Fund's investment objective or negatively affect the Fund's investment performance.

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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•	Mid-capitalization investing risk – The prices of securities of mid-capitalization companies may be more volatile than those of larger, more established companies.
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Sector risk – Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.  In addition, the Fund could underperform other funds investing in similar sectors or comparable benchmarks because of the investment manager's choice of securities within such sector.

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Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock.

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Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund's net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Information for Class I shares is not shown because Class I shares commenced operations on September 25, 2017.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Effective September 25, 2017, the Fund was combined with JNL/Red Rocks Listed Private Equity Fund ("Acquired Fund") with the Fund as the surviving Fund. The performance shown is the Fund's historic performance and does not reflect the performance of the Acquired Fund.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 9/30/2016): 12.23%; Worst Quarter (ended 6/30/2016): -5.49%
Average Annual Total Returns as of 12/31/2017
	1 year	Life of Fund (April 27, 2015)
JNL/Harris Oakmark Global Equity Fund (Class A)	22.86%	7.84%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)	22.40%	8.04%

Portfolio Management.
Investment Adviser to the Fund:
 Jackson National Asset Management, LLC
Sub-Adviser:
 Harris Associates, L.P.
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Anthony P. Coniaris	January 2017	Co-Chairman, Portfolio Manager and Analyst, Harris Associates, L.P.
David G. Herro	April 2015	Deputy Chairman, Portfolio Manager and Chief Investment Officer – International Equities, Harris Associates, L.P.
Michael L. Manelli	April 2016	Vice President, Portfolio Manager and Analyst, Harris Associates, L.P.

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company ("Jackson") or Jackson National Life Insurance Company of New York ("Jackson NY") and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund's shareholders are separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  Accordingly, the Fund's dividends and other distributions generally are not taxable to you, the contract owner or plan participant, but no further discussion is included about the U.S. federal income tax consequences to you.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Website for more information.